Short Term Loans	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
SHORT TERM LOANS

Note 7 – SHORT TERM LOANS

The Company's loans consist of the followings:

	December 31,	December 31,
	2018	2017
Short term loans	$8,263,038	$1,402,514
Total	$8,263,038	$1,402,514

	December 31,	December 31,
	2018	2017
Secured	$8,021,447	$1,352,514
Unsecured	241,591	50,000
Total	$8,263,038	$1,402,514

For the years ended December 31, 2018 and 2017, the Company entered into various loans agreements with various Chinese banks, other entity and individuals for an aggregated amount of $8,400,090 and $2,077,219, respectively, to facilitate its business operations. Interest rate for the loans outstanding during the years ended December 31, 2018 and 2017 ranged from 2.46% to 25% and from 5.22% to 6.09% per annum, respectively.

As of December 31, 2018, corporate or personal guarantees provided for those loans were as follows:

$407,190	Pledged by real property and land use right of Rongfeng Cui; Guaranteed by Rongfeng Cui and Yanjuan Wang

$1,586,393	Pledged by real property of the Company, real property of Rongfeng Cui; Guaranteed by Rongfeng Cui and Yanjuan Wang

$3,119,365	Pledged by real property and land use right of the Company; Guaranteed by Rongfeng Cui and Yanjuan Wang

$2,908,499	Guaranteed by Rongfeng Cui and Yanjuan Wang

On December 20, 2018, the Company entered into a loan agreement with China Construction Bank ("CCB") to borrow RMB21,450,000 (approximately $3,119,000). The loan bears an annual interest rate of 5.39% and is due in 84 months. Pursuant to the loan agreement, the proceeds of the loan can only be used in the purchase of manufacturing facility and the associated land use right located at Lingang Economic Development Zone, Huangdao District, Qingdao, Shandong Province, People's Republic of China.

As of December 31, 2018, the Company's future principal obligations according to the terms of the loan agreement are as follows:

2019	$5,579,948
2020	436,275
2021	436,275
2022	436,275
2023	436,275
Thereafter	937,990
Total	$8,263,038

The loan agreement between the Company and CCB contains a number of covenants and restrictions. Such covenants and restrictions include, but are not limited to, financial ratios. Unless a breach is remediated or a waiver is obtained, a breach of such covenants and restrictions generally permits lender to demand accelerated repayment of principal and interest.

The Company did not meet the financial ratios set forth in the debt covenants as of December 31, 2018 nor subsequently. The Company does not expect to meet the current debt covenant requirement within the next 12 months. As a result, the corresponding loan described above was reclassified as current liability and included in short term loans.

The interest expenses for the short term loans were $138,010, $82,234 and $102,274 for the years ended December 31, 2018, 2017 and 2016, respectively.